Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Columbia U.S. Treasury Index Fund), Class Z shares)	0 Months Ended
Aug. 03, 2012
(Columbia U.S. Treasury Index Fund) | Class Z shares
Average Annual Return:
1 Year	9.46%
5 Years	6.63%
10 Years	5.42%